Discontinued Operations - Results of Discontinued Operations (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Disclosure Of Discontinued Operations [Abstract]
Net Deferred Tax Expense (Recovery)	$ (10)	$ 83